Consolidated shareholders’ equity - Summary of Stock Options Outstanding at Each Balance Sheet Date (Details) - Total stock option plans € / shares in Units, € in Millions					12 Months Ended
	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance (in shares) | shares					2,579,270	3,822,020	6,849,573
Number of options, options exercisable (in shares) | shares	1,949,184	1,845,050	2,650,375	5,468,214	1,949,184	1,845,050	2,650,375
Number of options, options granted (in shares) | shares							220,000
Number of options, options exercised (in shares) | shares					(190,076)	(868,655)	(2,816,123)
Number of options, options cancelled (in shares) | shares					(51,216)	(91,305)	(48,005)
Number of options, options forfeited (in shares) | shares					(10)	(282,790)	(383,425)
Number of options, ending balance (in shares) | shares	2,337,968	2,579,270	3,822,020	6,849,573	2,337,968	2,579,270	3,822,020
Average exercise price per share, beginning balance (in euros per share) | € / shares					€ 75.61	€ 70.58	€ 61.81
Average exercise price per share, options exercisable (in euros per share) | € / shares	€ 78.15	€ 74.51	€ 67.14	€ 56.80	78.15	74.51	67.14
Average exercise price per share, options granted (in euros per share) | € / shares							76.71
Average exercise price per share, options exercised (in euros per share) | € / shares					59.53	59.20	53.18
Average exercise price per share, options cancelled (in euros per share) | € / shares					65.84	87.73	72.84
Average exercise price per share, options forfeited (in euros per share) | € / shares					50.48	54.12	44.90
Average exercise price per share, ending balance (in euros per share) | € / shares	€ 77.13	€ 75.61	€ 70.58	€ 61.81	€ 77.13	€ 75.61	€ 70.58
Total, beginning balance | €					€ 195	€ 270	€ 423
Total, options exercisable | €	€ 152	€ 137	€ 178	€ 311
Total, options granted | €							17
Total, options exercised | €					(11)	(52)	(150)
Total, options cancelled | €					(3)	(8)	(3)
Total, options forfeited | €					0	(15)	(17)
Total, ending balance | €	€ 180	€ 195	€ 270	€ 423	€ 180	€ 195	€ 270